UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New World Fund®

Investment portfolio

July 31, 2017

unaudited

Common stocks87.39% Information technology21.63%	Shares	Value (000)
Samsung Electronics Co., Ltd.1	298,689	$643,397
Alphabet Inc., Class C2	490,856	456,742
Alphabet Inc., Class A2	111,114	105,058
Taiwan Semiconductor Manufacturing Co., Ltd.1	70,232,500	497,666
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	50,344
Tencent Holdings Ltd.1	12,733,900	507,748
Alibaba Group Holding Ltd. (ADR)2	2,794,100	432,946
Facebook, Inc., Class A2	2,237,400	378,680
Broadcom Ltd.	1,413,896	348,752
Baidu, Inc., Class A (ADR)2	1,466,160	331,865
Murata Manufacturing Co., Ltd.1	1,524,600	237,538
Micron Technology, Inc.2	8,197,000	230,500
United Microelectronics Corp.1	476,787,349	219,109
Keyence Corp.1	468,600	216,830
MasterCard Inc., Class A	1,516,000	193,745
Microsoft Corp.	2,388,000	173,608
AAC Technologies Holdings Inc.1	12,448,971	167,237
Intel Corp.	3,957,600	140,376
Samsung SDI Co., Ltd.1	793,000	119,428
Visa Inc., Class A	1,154,600	114,952
MercadoLibre, Inc.	387,200	111,676
ASML Holding NV1	715,968	108,554
Largan Precision Co., Ltd.1	523,000	95,135
Western Digital Corp.	1,080,000	91,930
Renesas Electronics Corp.1,2	8,785,000	82,772
Syntel, Inc.	2,849,000	55,527
Oracle Corp.	1,102,600	55,053
Globant SA2	1,025,000	47,119
Skyworks Solutions, Inc.	438,000	45,933
Accenture PLC, Class A	344,500	44,378
Yandex NV, Class A2	1,391,650	40,330
Mellanox Technologies, Ltd.2	848,100	39,818
TravelSky Technology Ltd., Class H1	12,800,000	33,848
Topcon Corp.1	1,865,000	32,011
Trimble Inc.2	822,200	30,775
Lumentum Holdings Inc.2	454,700	28,464
Infineon Technologies AG1	1,093,845	23,804
Apple Inc.	150,000	22,309
Western Union Co.	1,020,000	20,145
Amadeus IT Group SA, Class A, non-registered shares1	300,000	18,483
Cielo SA, ordinary nominative	2,175,400	18,208
Acacia Communications, Inc.2	391,000	17,114
Inphi Corp.2	404,000	15,514
Halma PLC1	944,100	13,688
EPAM Systems, Inc.2	140,200	12,047

New World Fund — Page 1 of 17

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Hamamatsu Photonics KK1	365,000	$11,631
Hexagon AB, Class B1	214,400	10,591
		6,693,378
Financials13.07%
HDFC Bank Ltd.1	16,452,825	470,294
HDFC Bank Ltd. (ADR)	385,000	37,260
AIA Group Ltd.1	61,363,800	483,853
Kotak Mahindra Bank Ltd.1	19,743,219	314,420
Prudential PLC1	8,834,055	215,357
Grupo Financiero Galicia SA, Class B (ADR)	5,554,026	201,722
Capitec Bank Holdings Ltd.1	2,380,757	155,276
UniCredit SpA1,2	7,853,903	154,545
Itaú Unibanco Holding SA, preferred nominative	11,527,696	137,962
Itaú Unibanco Holding SA, preferred nominative (ADR)	944,000	11,243
ICICI Bank Ltd.1	29,843,563	140,260
ICICI Bank Ltd. (ADR)	441,980	4,115
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	21,808,600	143,300
Sberbank of Russia PJSC (ADR)1	7,606,400	88,598
Sberbank of Russia PJSC (ADR)	2,932,600	34,443
Housing Development Finance Corp. Ltd.1	4,347,090	121,218
Grupo Financiero Banorte, SAB de CV, Series O	17,973,000	119,150
Banco Bradesco SA, preferred nominative	11,533,000	111,656
Haci Ömer Sabanci Holding AS1	33,455,003	102,780
Bank of the Philippine Islands1	46,231,443	95,843
Bank Central Asia Tbk PT1	57,692,400	80,923
Bajaj Finance Ltd.1	3,025,000	80,189
KASIKORNBANK PCL, foreign registered1	9,311,000	55,415
KASIKORNBANK PCL, nonvoting depository receipts1	3,744,000	21,643
Türkiye Garanti Bankasi AS1	25,050,582	75,054
Moscow Exchange MICEX-RTS PJSC1	29,198,741	52,254
Eurobank Ergasias SA1,2	46,524,169	50,914
State Bank of India1	9,631,280	46,844
Société Générale1	633,900	37,240
Metropolitan Bank & Trust Co.1	21,310,000	36,729
China Pacific Insurance (Group) Co., Ltd., Class H1	7,260,000	32,012
Moody’s Corp.	237,100	31,209
Credicorp Ltd.	162,800	30,141
YES Bank Ltd.1	1,000,000	28,168
Akbank TAS1	9,300,000	27,654
Barclays Africa Group Ltd.1	2,118,500	23,255
China Construction Bank Corp., Class H1	27,644,000	23,014
EXOR NV1	375,000	22,448
BB Seguridade Participações SA	2,495,000	21,963
Chubb Ltd.	149,000	21,823
Bangkok Bank PCL, nonvoting depository receipt1	3,665,000	19,773
Aditya Birla Capital Ltd.1,2	6,882,029	18,218
GT Capital Holdings, Inc.1	684,000	16,429
Banco Macro SA, Class B (ADR)	170,000	14,758
Banco Bilbao Vizcaya Argentaria, SA1	1,270,000	11,494
Public Bank Bhd.1	2,170,000	10,276
Siam Commercial Bank Public Co. Ltd., foreign registered1	2,121,573	9,368
		4,042,503

New World Fund — Page 2 of 17

unaudited

Common stocks Consumer discretionary13.05%	Shares	Value (000)
Naspers Ltd., Class N1	1,536,481	$339,315
Priceline Group Inc.2	121,096	245,643
Ctrip.com International, Ltd. (ADR)2	4,005,000	239,219
Domino’s Pizza, Inc.	937,937	174,925
Kroton Educacional SA, ordinary nominative	30,173,800	145,917
Hyundai Motor Co.1	1,088,499	140,818
Matahari Department Store Tbk PT1,3	146,875,100	139,655
Ryohin Keikaku Co., Ltd.1	543,000	138,886
LVMH Moët Hennessy-Louis Vuitton SE1	510,500	128,588
Galaxy Entertainment Group Ltd.1	18,572,000	114,755
Hermès International1	222,082	112,539
Jumbo SA1	6,451,000	108,019
Kering SA1	297,370	104,060
NIKE, Inc., Class B	1,710,200	100,987
Gree Electric Appliances, Inc. of Zhuhai., Class A1	16,853,858	98,229
Zhongsheng Group Holdings Ltd.1	42,546,500	93,006
Lojas Renner SA, ordinary nominative	9,078,300	85,300
Melco Resorts & Entertainment Ltd. (ADR)	4,152,000	83,870
Sony Corp.1	1,950,000	80,116
Samsonite International SA1	17,960,300	75,327
Chow Sang Sang Holdings International Ltd.1	31,831,300	74,369
Hyundai Mobis Co., Ltd.1	333,700	73,152
Industria de Diseño Textil, SA1	1,770,000	70,357
MakeMyTrip Ltd., non-registered shares2	2,110,000	68,680
Altice NV, Class A1,2	1,844,358	45,527
Altice NV, Class B1,2	712,002	17,613
Techtronic Industries Co. Ltd.1	14,093,000	62,709
Midea Group Co., Ltd., Class A1	10,021,902	61,346
L’Occitane International SA1	24,511,898	56,817
Wynn Macau, Ltd.1	25,828,600	55,934
Toyota Motor Corp.1	974,400	55,149
TVS Motor Co Ltd.1	6,077,801	55,029
Sands China Ltd.1	8,760,000	40,675
Starbucks Corp.	720,000	38,866
Maruti Suzuki India Ltd.1	308,000	37,195
Renault SA1	391,500	35,306
Yum China Holdings, Inc.2	950,700	34,026
Intercontinental Hotels Group PLC1	570,537	32,298
Wynn Resorts, Ltd.	240,000	31,042
Mr Price Group Ltd.1	2,121,121	27,870
Marriott International, Inc., Class A	258,000	26,881
PT Surya Citra Media Tbk1	146,400,000	25,932
Lojas Americanas SA, preferred nominative	5,133,100	25,794
Inchcape PLC1	2,341,650	24,837
Li & Fung Ltd.1	67,400,000	24,669
Suzuki Motor Corp.1	510,000	24,214
Peugeot SA1	1,053,100	22,697
Motherson Sumi Systems Ltd.1,2	4,185,000	21,141
MGM Resorts International	600,000	19,758
Ferrari NV1	161,000	16,974
Nifco Inc.1	285,000	16,440
Twenty-First Century Fox, Inc., Class A	496,100	14,437
Shangri-La Asia Ltd.1	8,230,000	13,358
MGM China Holdings, Ltd.1	6,780,000	13,335
Global Brands Group Holding Ltd.1,2	139,392,000	13,197

New World Fund — Page 3 of 17

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	68,000	$10,550
Golden Eagle Retail Group Ltd.1	318,000	411
		4,037,759
Consumer staples8.40%
British American Tobacco PLC1	4,712,200	293,609
Nestlé SA1	3,049,217	257,863
JBS SA, ordinary nominative	79,143,000	195,424
Pernod Ricard SA1	1,273,700	176,830
Raia Drogasil SA, ordinary nominative	5,492,500	121,533
Godrej Consumer Products Ltd.1	7,020,061	113,519
Thai Beverage PCL1	159,648,400	112,449
Lion Corp.1	3,675,500	78,721
AMOREPACIFIC Corp.1	288,291	72,914
GRUMA, SAB de CV, Series B	5,191,804	71,710
Associated British Foods PLC1	1,617,600	63,251
Britannia Industries Ltd.1	1,020,000	62,321
Henkel AG & Co. KGaA, nonvoting preferred1	428,700	60,770
Lenta Ltd. (GDR)1,2	7,580,267	45,492
Lenta Ltd. (GDR)1,2,4	2,509,400	15,060
Fomento Económico Mexicano, SAB de CV	4,099,300	41,397
Fomento Económico Mexicano, SAB de CV (ADR)	142,500	14,375
Magnit PJSC (GDR)1	966,200	35,464
Magnit PJSC1	82,500	13,141
PepsiCo, Inc.	410,000	47,810
Coca-Cola Co.	1,000,000	45,840
Philip Morris International Inc.	350,000	40,848
Shoprite Holdings Ltd.1	2,616,259	40,032
Emperador Inc.1	267,120,000	39,649
Unilever NV, depository receipts1	650,000	37,931
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	34,710
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	5,799,993	33,392
Carlsberg A/S, Class B1	287,500	31,979
China Mengniu Dairy Co.1	16,231,094	31,598
Grupo Nutresa SA	3,341,557	29,878
CP ALL PCL1	16,289,000	29,732
Herbalife Ltd.2	439,000	29,198
Uni-Charm Corp.1	1,063,000	27,300
Universal Robina Corp. (Philippines)1	8,071,400	25,780
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	24,158
Coty Inc., Class A	1,107,239	22,676
Nestlé India Ltd.1	203,537	21,448
Ambev SA	3,250,000	19,958
Avenue Supermarts Ltd.1,2	1,389,230	19,886
AMOREPACIFIC Group1	167,428	18,147
Kao Corp.1	278,000	16,939
Coca-Cola HBC AG (CDI)1	510,900	15,449
Coca-Cola FEMSA, SAB de CV, Series L	1,754,600	14,937
Procter & Gamble Co.	149,770	13,602
Reckitt Benckiser Group PLC1	135,000	13,125
BIM Birlesik Magazalar AS1	388,000	7,563
Kweichow Moutai Co., Ltd., Class A1	101,906	7,285

New World Fund — Page 4 of 17

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
LG Household & Health Care Ltd.1	8,000	$7,077
Becle, SA de CV2	2,858,800	4,819
		2,598,589
Industrials6.55%
Airbus SE, non-registered shares1	3,406,837	284,071
International Container Terminal Services, Inc.1,3	110,891,000	234,588
Shanghai International Airport Co., Ltd., Class A1	30,512,278	169,804
Eicher Motors Ltd.1	266,400	124,844
ASSA ABLOY AB, Class B1	5,759,261	123,374
Boeing Co.	391,700	94,972
Jardine Matheson Holdings Ltd.1	1,181,400	75,387
Cummins Inc.	414,400	69,578
Aeroflot - Russian Airlines PJSC1	17,430,000	58,781
Havells India Ltd.1	7,940,000	58,484
Grupo Aeroportuario del Sureste, SA de CV, Series B	2,683,000	57,307
Intertek Group PLC1	1,000,000	56,742
Komatsu Ltd.1	2,077,000	55,807
SMC Corp.1	162,600	51,775
Alliance Global Group, Inc.1	167,000,000	47,513
Edenred SA1	1,492,100	39,172
Johnson Controls International PLC	975,700	38,004
Adani Ports & Special Economic Zone Ltd. 1	5,860,000	36,113
SM Investments Corp.1	2,100,000	33,559
Industries Qatar QSC1	1,257,816	33,273
DP World Ltd.1	1,320,000	30,354
Experian PLC1	1,520,000	30,220
Nidec Corp.1	235,000	25,917
Safran SA1	259,000	24,478
Airports of Thailand PCL1	14,886,300	23,022
Grupo Aeroportuario del Pacífico SAB de CV	1,966,200	22,515
CCR SA, ordinary nominative	3,900,000	21,361
Deutsche Post AG1	535,000	20,770
BAE Systems PLC1	2,530,000	20,076
Nielsen Holdings PLC	461,000	19,828
COSCO SHIPPING Ports Ltd. 1	15,036,000	18,409
Rolls-Royce Holdings PLC1,2	1,357,000	15,897
Rumo SA2	3,184,500	10,559
Bakrie & Brothers Tbk PT1,2	1,332,820,100	800
		2,027,354
Health care6.36%
Hypermarcas SA, ordinary nominative	30,350,200	272,420
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	7,791,309	164,418
Grifols, SA, Class B (ADR)	1,560,308	32,688
CSL Ltd.1	1,509,300	152,352
Hikma Pharmaceuticals PLC1	6,705,546	124,912
Novartis AG1	1,450,400	123,599
China Biologic Products Holdings, Inc. 2	1,229,477	122,333
Thermo Fisher Scientific Inc.	689,100	120,958
Teva Pharmaceutical Industries Ltd. (ADR)	3,247,500	104,472
Novo Nordisk A/S, Class B1	2,354,500	100,575
BioMarin Pharmaceutical Inc.2	982,029	86,153
AstraZeneca PLC1	1,088,100	64,704
Waters Corp.2	330,000	57,235

New World Fund — Page 5 of 17

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Genomma Lab Internacional, SAB de CV, Series B2	41,949,334	$53,937
Asahi Intecc Co., Ltd.1	1,133,100	50,845
Takeda Pharmaceutical Co. Ltd.1	948,000	50,156
Bayer AG1	376,000	47,680
bioMérieux SA1	214,000	47,180
PerkinElmer, Inc.	689,500	45,390
Sysmex Corp.1	615,000	35,276
Straumann Holding AG1	48,900	27,608
Illumina, Inc.2	144,500	25,121
GlaxoSmithKline PLC1	1,170,000	23,384
Essilor International1	177,000	22,449
Alexion Pharmaceuticals, Inc.2	84,000	11,537
Lupin Ltd.1	51,181	823
		1,968,205
Materials5.85%
Vale SA, Class A, preferred nominative (ADR)	13,829,800	129,862
Vale SA, Class A, preferred nominative	11,674,000	109,202
Vale SA, ordinary nominative (ADR)	1,297,000	13,009
Chr. Hansen Holding A/S1	1,755,700	141,547
Randgold Resources Ltd.1	1,482,342	137,902
LafargeHolcim Ltd.1	1,437,357	86,088
First Quantum Minerals Ltd.	7,496,000	82,851
Grasim Industries Ltd.1	4,915,735	82,151
Nitto Denko Corp.1	915,000	81,803
Sirius Minerals PLC1,2	150,258,080	59,898
Akzo Nobel NV1	633,000	57,322
Pidilite Industries Ltd.1	4,460,000	55,299
BASF SE1	543,047	51,754
LG Chem, Ltd.1	172,000	50,421
Glencore PLC1	11,352,000	50,198
Evonik Industries AG1	1,468,000	50,046
Wacker Chemie AG1	393,805	48,891
LANXESS AG1	612,000	47,239
BHP Billiton PLC1	2,478,000	45,184
Johnson Matthey PLC1	1,207,111	44,843
Arkema SA1	364,500	41,519
Klabin SA, units	6,509,600	33,400
Teck Resources Ltd., Class B	1,345,900	29,212
Celanese Corp., Series A	296,100	28,476
Praxair, Inc.	213,200	27,750
Dow Chemical Co.	425,000	27,302
Koninklijke DSM NV1	342,800	25,315
International Flavors & Fragrances Inc.	180,200	23,999
Fortescue Metals Group Ltd.1	4,735,000	21,777
HeidelbergCement AG1	213,500	21,183
Air Products and Chemicals, Inc.	139,000	19,759
ACC Ltd.1	647,500	17,483
Kansai Paint Co., Ltd.1	671,200	15,408
Croda International PLC1	304,138	14,850
Air Liquide SA1	90,000	11,052
Air Liquide SA, bonus shares1	11,250	1,382

New World Fund — Page 6 of 17

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC1	263,000	$12,241
Platform Specialty Products Corp.2	816,000	11,432
		1,809,050
Energy4.70%
Reliance Industries Ltd.1	21,090,514	530,653
Kosmos Energy Ltd.2,3	28,140,493	185,727
Royal Dutch Shell PLC, Class B1	3,004,765	85,698
Royal Dutch Shell PLC, Class A1	1,245,365	35,120
Noble Energy, Inc.	3,829,100	110,699
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)2	5,950,000	50,575
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)2	4,621,976	40,720
Indus Gas Ltd.1,2,3	10,429,272	54,354
Oil Search Ltd.1	9,947,300	53,130
Exxon Mobil Corp.	619,500	49,585
Ophir Energy PLC1,2,3	45,823,577	44,299
United Tractors Tbk PT1	18,275,000	41,282
Hess Corp.	771,000	34,340
Schlumberger Ltd.	402,800	27,632
TOTAL SA1	399,941	20,314
Gulf Keystone Petroleum Ltd.1,2,3	14,423,263	17,928
Gulf Keystone Petroleum Ltd.1,2,3,4	142,871	178
Tullow Oil PLC1,2	7,366,775	16,411
LUKOIL Oil Co. PJSC (ADR)1	315,000	14,682
Halliburton Co.	339,100	14,391
YPF SA, Class D (ADR)	674,000	13,615
KazMunaiGas Exploration Production JSC (GDR)1	804,543	7,844
Weatherford International PLC2	525,000	2,342
African Petroleum Corp. Ltd.1,2	3,147,408	1,463
		1,452,982
Utilities3.73%
ENN Energy Holdings Ltd.1	32,270,000	219,522
China Resources Gas Group Ltd.1	54,429,800	206,551
Infraestructura Energética Nova, SAB de CV	35,344,824	200,345
China Gas Holdings Ltd.1	76,600,900	185,421
Pampa Energía SA (ADR)2	2,001,000	108,754
Power Grid Corp. of India Ltd.1	30,183,400	105,034
Equatorial Energia SA, ordinary nominative	3,457,050	62,858
Enel Chile SA	207,300,000	22,546
Energy World Corp. Ltd.1,2	65,129,000	21,363
Guangdong Investment Ltd.1	10,900,000	15,356
Centrais Elétricas Brasileiras SA - Eletrobras, ordinary nominative2	1,488,001	6,442
		1,154,192
Telecommunication services2.28%
SoftBank Group Corp.1	3,901,065	316,915
MTN Group Ltd.1	17,150,920	154,174
China Unicom (Hong Kong) Ltd.1,2	44,470,000	64,541
América Móvil, SAB de CV, Series L (ADR)	2,814,200	49,755
Bharti Airtel Ltd.1	4,350,000	28,398
Singapore Telecommunications Ltd.1	8,141,000	23,842
Advanced Info Service PCL1	3,230,000	18,003
Intouch Holdings PCL1	9,823,000	17,629
Vodafone Group PLC (ADR)	473,900	14,065

New World Fund — Page 7 of 17

unaudited

Common stocks Telecommunication services (continued)	Shares	Value (000)
Globe Telecom, Inc.1	255,000	$10,693
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	21,453,000	7,542
Telesites, SAB de CV, Series B1, restricted-voting shares2	1,795,000	1,327
		706,884
Real estate0.83%
Ayala Land, Inc.1	117,443,200	97,712
Ayala Land, Inc., preference shares1,2	30,910,900	55
American Tower Corp. REIT	443,100	60,408
SM Prime Holdings, Inc.1	86,276,900	59,656
Fibra Uno Administración, SA de CV REIT	20,255,760	37,433
		255,264
Miscellaneous0.94%
Other common stocks in initial period of acquisition		291,946
Total common stocks (cost: $19,631,121,000)		27,038,106
Rights & warrants0.38% Consumer staples0.28%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20181,4	15,100,000	86,934
Health care0.07%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20191,4	6,732,000	22,610
Consumer discretionary0.03%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 20181,4	1,337,600	7,796
Total rights & warrants (cost: $108,663,000)		117,340
Bonds, notes & other debt instruments5.30% Bonds & notes of governments & government agencies outside the U.S.4.22%	Principal?amount (000)
Argentine Republic 21.20% 2018	ARS17,475	999
Argentine Republic 22.75% 2018	75,920	4,290
Argentine Republic 2.50% 20215	59,862	3,208
Argentine Republic 6.875% 2021	$6,575	7,090
Argentine Republic 7.50% 2026	42,225	45,476
Argentine Republic 15.50% 2026	ARS253,500	16,047
Argentine Republic 8.28% 20336,7	$10,333	11,263
Argentine Republic 0% 2035	55,100	5,138
Argentine Republic 7.125% 2036	10,850	10,741
Argentine Republic 7.625% 2046	13,010	13,407
Brazil (Federative Republic of) 0% 2019	BRL50,700	14,582
Brazil (Federative Republic of) 10.00% 2023	16,000	5,209
Brazil (Federative Republic of) 4.25% 2025	$2,505	2,508
Brazil (Federative Republic of) 10.00% 2025	BRL261,000	84,524
Brazil (Federative Republic of) 10.00% 2027	42,000	13,545
Brazil (Federative Republic of) 5.625% 2047	$14,470	14,159
Buenos Aires (City of) 8.95% 20216	13,290	14,784
Buenos Aires (City of) 8.95% 20214,6	3,000	3,337
Colombia (Republic of) 4.375% 2021	4,000	4,276

New World Fund — Page 8 of 17

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Colombia (Republic of) 4.50% 2026	$13,020	$13,910
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,502
Colombia (Republic of) 7.375% 2037	$3,250	4,231
Croatia (Republic of) 6.625% 2020	8,000	8,857
Croatia (Republic of) 5.50% 20234	5,415	6,024
Dominican Republic 7.50% 20216	11,450	12,709
Dominican Republic 5.50% 20254	12,700	13,430
Dominican Republic 5.95% 2027	7,820	8,377
Dominican Republic 8.625% 20274,6	4,950	6,008
Dominican Republic 7.45% 20444	18,050	21,254
Dominican Republic 7.45% 2044	5,700	6,712
Dominican Republic 6.85% 20454	2,000	2,200
Egypt (Arab Republic of) 5.75% 20204	2,000	2,077
Egypt (Arab Republic of) 5.875% 20254	3,500	3,472
Egypt (Arab Republic of) 7.50% 20274	6,800	7,323
Egypt (Arab Republic of) 8.50% 2047	10,000	10,895
Egypt (Arab Republic of) 8.50% 20474	4,660	5,077
Ghana (Republic of) 7.875% 2023	21,295	22,014
Greece (Hellenic Republic of) 3.00% 20238	€390	434
Greece (Hellenic Republic of) 3.00% 20248	390	426
Greece (Hellenic Republic of) 3.00% 20258	390	420
Greece (Hellenic Republic of) 3.00% 20268	390	415
Greece (Hellenic Republic of) 3.00% 20278	390	410
Greece (Hellenic Republic of) 3.00% 20288	390	391
Greece (Hellenic Republic of) 3.00% 20298	390	377
Greece (Hellenic Republic of) 3.00% 20308	390	370
Greece (Hellenic Republic of) 3.00% 20318	390	363
Greece (Hellenic Republic of) 3.00% 20328	390	358
Greece (Hellenic Republic of) 3.00% 20338	390	352
Greece (Hellenic Republic of) 3.00% 20348	390	348
Greece (Hellenic Republic of) 3.00% 20358	390	342
Greece (Hellenic Republic of) 3.00% 20368	390	337
Greece (Hellenic Republic of) 3.00% 20378	390	333
Greece (Hellenic Republic of) 3.00% 20388	390	330
Greece (Hellenic Republic of) 3.00% 20398	390	329
Greece (Hellenic Republic of) 3.00% 20408	390	329
Greece (Hellenic Republic of) 3.00% 20418	390	329
Greece (Hellenic Republic of) 3.00% 20428	390	329
Hungary 4.00% 2019	$9,460	9,759
Hungary 5.375% 2023	3,100	3,481
Hungary 5.75% 2023	10,000	11,544
Hungary 7.625% 2041	1,350	2,053
India (Republic of) 7.80% 2021	INR1,511,700	24,580
India (Republic of) 8.83% 2023	1,034,600	17,811
India (Republic of) 8.40% 2024	479,300	8,101
India (Republic of) 7.59% 2029	695,780	11,365
India (Republic of) 7.61% 2030	1,808,110	29,906
India (Republic of) 7.88% 2030	250,000	4,182
Indonesia (Republic of) 4.875% 2021	$19,165	20,634
Indonesia (Republic of) 3.75% 2022	30,235	31,314
Indonesia (Republic of) 4.35% 20244	7,000	7,368
Indonesia (Republic of) 5.875% 20244	6,500	7,460
Indonesia (Republic of) 4.75% 20264	26,740	28,922
Indonesia (Republic of) 5.25% 2042	2,950	3,237
Jordan (Hashemite Kingdom of) 6.125% 20264	5,130	5,282

New World Fund — Page 9 of 17

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Jordan (Hashemite Kingdom of) 5.75% 20274	$6,335	$6,311
Kazakhstan (Republic of) 5.125% 20254	3,850	4,239
Kazakhstan (Republic of) 6.50% 20454	7,865	9,499
Kenya (Rebulic of) 5.875% 20194	2,605	2,679
Kenya (Republic of) 6.875% 2024	15,875	16,245
Kenya (Republic of) 6.875% 20244	5,175	5,295
Kuwait (State of) 2.75% 20224	4,500	4,540
Morocco (Kingdom of) 4.25% 2022	10,425	11,032
Morocco (Kingdom of) 4.25% 20224	2,200	2,328
Morocco (Kingdom of) 5.50% 2042	19,250	21,551
Nigeria (Federal Republic of) 5.125% 20184	2,215	2,248
Nigeria (Federal Republic of) 6.75% 20214	875	937
Nigeria (Federal Republic of) 6.375% 2023	5,625	5,870
Nigeria (Federal Republic of) 6.375% 20234	1,095	1,143
Pakistan (Islamic Republic of) 7.25% 20194	10,400	10,893
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,142
Pakistan (Islamic Republic of) 5.50% 20214	20,595	21,184
Pakistan (Islamic Republic of) 8.25% 2024	6,555	7,344
Pakistan (Islamic Republic of) 8.25% 20244	6,500	7,282
Pakistan (Islamic Republic of) 8.25% 20254	9,222	10,457
Panama (Republic of) 4.50% 20476	27,310	28,163
Paraguay (Republic of) 5.00% 20264	4,475	4,783
Paraguay (Republic of) 4.70% 20274	6,475	6,742
Paraguay (Republic of) 4.70% 2027	5,900	6,143
Peru (Republic of) 2.75% 2026	€8,255	10,639
Peru (Republic of) 6.95% 2031	PEN17,000	5,808
Peru (Republic of) 6.15% 2032	48,765	15,483
Peru (Republic of) 6.55% 20376	$2,517	3,354
Peru (Republic of) 5.625% 2050	1,240	1,531
Philippines (Republic of the) 6.25% 2036	PHP330,000	7,398
Russian Federation 7.50% 2021	RUB592,800	9,800
Russian Federation 7.00% 2023	469,000	7,546
Russian Federation 8.15% 2027	573,000	9,916
Saudi Arabia (Kingdom of) 2.375% 20214	$1,700	1,675
Saudi Arabia (Kingdom of) 2.894% 20224	10,500	10,502
Saudi Arabia (Kingdom of) 3.25% 20264	6,915	6,854
Slovenia (Republic of) 4.75% 20184	10,000	10,239
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR65,000	5,527
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	8,671
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$4,500	4,666
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	1,900	1,990
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	2,099
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,522
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	573
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	18,166
Sri Lanka (Democratic Socialist Republic of) 6.20% 20274	2,960	3,056
Turkey (Republic of) 5.625% 2021	12,500	13,348
Turkey (Republic of) 9.20% 2021	TRY34,980	9,502
Turkey (Republic of) 2.00% 20245	9,547	3,169
Turkey (Republic of) 9.00% 2024	33,310	8,883
Turkey (Republic of) 8.00% 2025	37,000	9,257
Turkey (Republic of) 4.875% 2026	$38,940	38,940
Turkey (Republic of) 6.00% 2027	6,000	6,473
Turkey (Republic of) 6.00% 2041	20,795	21,557
Turkey (Republic of) 4.875% 2043	3,100	2,801

New World Fund — Page 10 of 17

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
United Mexican States 2.00% 20225	MXN28,830	$1,539
United Mexican States 4.00% 2023	$26,150	27,549
United Mexican States 3.60% 2025	9,000	9,198
United Mexican States 4.125% 2026	11,200	11,754
United Mexican States 4.15% 2027	24,300	25,400
United Mexican States 4.00% 20405	MXN31,136	1,877
United Mexican States 6.05% 2040	$778	929
United Mexican States 4.60% 2046	9,850	9,779
United Mexican States 4.35% 2047	11,210	10,728
United Mexican States, Series M, 6.50% 2021	MXN99,500	5,552
United Mexican States, Series M20, 10.00% 2024	74,500	4,960
United Mexican States, Series M, 5.75% 2026	1,196,800	62,500
United Mexican States Government Global, Series A, 5.75% 2110	$3,240	3,433
		1,304,169
Corporate bonds & notes0.99% Energy0.55%
Ecopetrol SA 5.875% 2045	3,460	3,260
Gazprom OJSC 9.25% 2019	9,975	11,020
Gazprom OJSC 6.51% 20224	5,410	5,991
Gazprom OJSC, Series 9, 6.51% 2022	17,200	19,048
Genel Energy Finance 3 Ltd. 7.50% 20194	6,000	5,445
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20214,6,9	286	178
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	4,800	5,128
Petrobras Global Finance Co. 8.375% 2021	6,000	6,778
Petrobras Global Finance Co. 6.125% 2022	5,495	5,790
Petrobras Global Finance Co. 4.375% 2023	3,015	2,928
Petrobras Global Finance Co. 6.25% 2024	885	925
Petrobras Global Finance Co. 8.75% 2026	10,000	11,775
Petrobras Global Finance Co. 6.85% 2115	12,840	11,813
Petróleos Mexicanos 6.375% 2021	6,320	6,936
Petróleos Mexicanos 3.50% 2023	3,975	3,906
Petróleos Mexicanos 4.875% 2024	2,850	2,953
Petróleos Mexicanos 6.875% 2026	11,490	13,069
Petróleos Mexicanos 7.47% 2026	MXN271,550	13,715
Petróleos Mexicanos 6.50% 2041	$4,400	4,543
Petróleos Mexicanos 5.50% 2044	4,332	3,996
Petróleos Mexicanos 6.75% 2047	8,651	9,129
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20194,6	499	495
YPF SA 8.75% 20246	10,000	11,243
YPF SA 8.50% 20254	8,385	9,349
		169,413
Utilities0.12%
Eskom Holdings Ltd. 5.75% 20214	7,900	7,964
State Grid Overseas Investment Ltd. 3.50% 20274	28,125	28,224
		36,188
Financials0.08%
BBVA Bancomer SA 6.50% 20214	3,275	3,627
HSBK (Europe) BV 7.25% 20214	11,150	12,298
SB Capital SA 5.25% 20234	5,000	5,160
VEB Finance Ltd. 6.902% 2020	5,300	5,753
		26,838

New World Fund — Page 11 of 17

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials0.08%	Principal?amount (000)	Value (000)
Vale SA 6.25% 2026	$10,460	$11,653
Vale SA 6.875% 2036	2,250	2,514
Vale SA 6.875% 2039	9,725	10,880
Vale SA 5.625% 2042	250	248
		25,295
Industrials0.06%
Brunswick Rail Finance Ltd. 6.50% 2017	10,455	8,485
Brunswick Rail Finance Ltd. 6.50% 20174	9,345	7,584
Lima Metro Line Finance Ltd. 5.875% 20344,6	3,035	3,300
		19,369
Consumer discretionary0.03%
Grupo Televisa, SAB 7.25% 2043	MXN30,240	1,353
Myriad International Holdings 6.00% 2020	$6,575	7,137
		8,490
Telecommunication services0.03%
Digicel Group Ltd. 6.00% 20214	6,285	6,132
Digicel Group Ltd. 7.125% 20224	2,430	2,169
		8,301
Other mortgage-backed securities0.02%
Export Credit Bank of Turkey 5.375% 20214	7,255	7,543
Consumer staples0.02%
Brasil Foods SA 4.75% 20244	5,600	5,645
Total corporate bonds & notes		307,082
U.S. Treasury bonds & notes0.09% U.S. Treasury0.09%
U.S. Treasury 0.875% 201710	28,925	28,905
Total U.S. Treasury bonds & notes		28,905
Total bonds, notes & other debt instruments (cost: $1,557,833,000)		1,640,156
Short-term securities7.03%
Argentinian Treasury Bills 1.84% due 8/25/2017	1,900	1,898
Bank of Montreal 1.27% due 9/22/2017	100,000	99,814
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.20%–1.22% due 8/22/2017–9/5/20174	109,900	109,784
BASF AG 1.24% due 9/26/20174	83,000	82,851
BNP Paribas, New York Branch 1.13%–1.34% due 8/23/2017–11/17/2017	110,200	110,007
Canadian Imperial Bank of Commerce 0.98% due 8/8/20174	62,500	62,484
CPPIB Capital Inc. 1.31% due 1/2/20184	122,000	121,323
Egyptian Treasury Bills 16.62%–17.00% due 8/1/2017–3/20/2018	EGP590,325	31,034
Export Development Canada 1.00% due 8/1/2017	$50,000	49,999
Fairway Finance Corp. 1.17%–1.24% due 8/16/2017–9/12/20174	140,000	139,886
Federal Home Loan Bank 0.97%–1.02% due 8/7/2017–9/1/2017	213,600	213,518
General Electric Co. 1.08% due 8/1/2017	31,200	31,199
Kells Funding, LLC 1.20%–1.30% due 9/13/2017–11/2/20174	139,900	139,605
Liberty Street Funding Corp. 1.30% due 10/11/20174	32,000	31,918
Mizuho Bank, Ltd. 1.12% due 8/15/20174	46,900	46,877

New World Fund — Page 12 of 17

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Nigerian Treasury Bills 17.68% due 5/3/20181	NGN2,683,862	$6,290
Nordea Bank AB 1.08%–1.10% due 8/14/2017–8/22/20174	$257,600	257,449
Old Line Funding, LLC 1.14% due 8/21/20174	51,100	51,064
Siemens Capital Co. LLC 1.17% due 9/5/20174	17,200	17,181
Sumitomo Mitsui Banking Corp. 1.15% due 8/1/20174	175,000	174,994
Toronto-Dominion Bank 1.12% due 9/1/20174	71,800	71,723
Total Capital Canada Ltd. 1.09%–1.21% due 8/18/2017–10/11/20174	179,050	178,758
United Overseas Bank Limited 1.12% due 9/5/20174	50,000	49,941
Victory Receivables Corp. 1.14% due 8/9/20174	75,000	74,978
Westpac Banking Corp. 1.16% due 8/1/20174	20,000	19,999
Total short-term securities (cost: $2,174,220,000)		2,174,574
Total investment securities 100.10% (cost: $23,471,837,000)		30,970,176
Other assets less liabilities (0.10)%		(29,684)
Net assets 100.00%		$30,940,492

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 7/31/2017 (000)
Purchases (000)	Sales (000)
USD40,959	INR2,665,794	JPMorgan Chase	8/7/2017	$(561)
USD14,719	BRL49,200	JPMorgan Chase	8/7/2017	(1,038)
USD5,087	INR329,550	Citibank	8/10/2017	(44)
USD4,449	TRY16,250	Bank of America, N.A.	8/10/2017	(154)
USD39,175	INR2,539,350	JPMorgan Chase	8/10/2017	(357)
USD7,155	ZAR97,000	Barclays Bank PLC	8/14/2017	(186)
USD6,635	GBP5,120	JPMorgan Chase	8/15/2017	(124)
USD5,990	JPY660,000	Bank of America, N.A.	8/17/2017	(1)
USD22,319	MXN410,027	Bank of America, N.A.	8/17/2017	(643)
USD13,457	ZAR181,960	Goldman Sachs	8/18/2017	(304)
USD3,800	JPY420,000	UBS AG	8/21/2017	(14)
USD12,553	BRL40,000	JPMorgan Chase	8/21/2017	(217)
USD5,700	EUR5,075	HSBC Bank	8/23/2017	(316)
USD44,580	INR2,878,728	Citibank	8/28/2017	(115)
USD58,558	INR3,784,041	Bank of America, N.A.	8/28/2017	(193)
USD16,648	GBP13,135	Citibank	8/29/2017	(700)
USD3,034	EUR2,625	HSBC Bank	9/21/2017	(82)
				$(5,049)

New World Fund — Page 13 of 17

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2017 (000)
International Container Terminal Services, Inc.1	107,622,000	3,269,000	—	110,891,000	$—	$107,927	$5,320	$234,588
Kosmos Energy Ltd.2	18,860,000	9,280,493	—	28,140,493	—	186,166	—	185,727
Matahari Department Store Tbk PT1	71,163,400	80,081,200	4,369,500	146,875,100	(1,190)	138,155	5,274	139,655
Indus Gas Ltd.1,2	10,429,272	—	—	10,429,272	—	145,573	—	54,354
Ophir Energy PLC1,2	45,823,577	—	—	45,823,577	—	138,092	—	44,299
Gulf Keystone Petroleum Ltd.1,2	1,442,326,379	—	1,427,903,116	14,423,263	—	74,399	—	17,928
Gulf Keystone Petroleum Ltd.1,2,4	14,287,125	—	14,144,254	142,871	—	31,285	—	178
China Biologic Products Holdings, Inc. 2,11	1,927,377	—	697,900	1,229,477	(12,039)	110,454	—	—
					$(13,229)	$932,051	$10,594	$676,729

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $17,461,952,000, which represented 56.44% of the net assets of the fund. This amount includes $16,836,521,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,126,617,000, which represented 6.87% of the net assets of the fund.
5	Index-linked bond whose principal amount moves with a government price index.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Step bond; coupon rate will increase at a later date.
9	Scheduled interest and/or principal payment was not received.
10	A portion of this security was pledged as collateral. The total value of pledged collateral was $5,591,000, which represented .02% of the net assets of the fund.
11	Unaffiliated issuer at 7/31/2017.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

New World Fund — Page 14 of 17

unaudited

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $425,623,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market

New World Fund — Page 15 of 17

unaudited

participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,653,908	$3,039,470	$—	$6,693,378
Financials	920,745	3,103,540	18,218	4,042,503
Consumer discretionary	1,345,895	2,691,864	—	4,037,759
Consumer staples	772,873	1,825,716	—	2,598,589
Industrials	334,124	1,693,230	—	2,027,354
Health care	932,244	1,035,961	—	1,968,205
Materials	536,254	1,272,796	—	1,809,050
Energy	529,626	923,356	—	1,452,982
Utilities	400,945	753,247	—	1,154,192
Telecommunication services	65,147	641,737	—	706,884
Real estate	97,841	157,368	55	255,264
Miscellaneous	110,182	181,764	—	291,946
Rights & warrants	—	117,340	—	117,340
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,304,169	—	1,304,169
Corporate bonds & notes	—	307,082	—	307,082
U.S. Treasury bonds & notes	—	28,905	—	28,905
Short-term securities	—	2,174,574	—	2,174,574
Total	$9,699,784	$21,252,119	$18,273	$30,970,176

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5,049)	$—	$(5,049)

*	Securities with a value of $14,381,610,000, which represented 46.48% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8,287,931
Gross unrealized depreciation on investment securities	(904,575)
Net unrealized appreciation on investment securities	7,383,356
Cost of investment securities	23,586,820

New World Fund — Page 16 of 17

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
COP = Colombian pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
NGN = Nigerian naira
PEN = Peruvian nuevos soles
PHP = Philippine pesos
RUB = Russian rubles
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-036-0917O-S60702	New World Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2017